UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                          OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.5%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Autoliv, Inc.                                                               324,900     $   14,133,150
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Carnival Corp.                                                              224,000         11,195,520
------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                           322,100         16,137,210
                                                                                        --------------
                                                                                            27,332,730
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International Industries, Inc.                                       120,000         12,272,400
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
eBay, Inc. 1                                                                649,100         26,742,920
------------------------------------------------------------------------------------------------------
MEDIA--5.0%
Comcast Corp., Cl. A 1                                                      525,400         15,436,252
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                            1,473,837         39,911,506
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                          1,473,837         37,951,303
------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                   1,751,900         27,312,121
------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                       528,900         12,762,357
                                                                                        --------------
                                                                                           133,373,539
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.7%
Kohl's Corp. 1                                                              345,000         17,312,100
------------------------------------------------------------------------------------------------------
Target Corp.                                                                540,500         28,068,165
                                                                                        --------------
                                                                                            45,380,265
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Best Buy Co., Inc.                                                          285,000         12,406,050
------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                         388,100         14,282,080
------------------------------------------------------------------------------------------------------
Staples, Inc.                                                             1,477,200         31,493,904
------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                    220,000          6,468,000
------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                     358,700         13,756,145
                                                                                        --------------
                                                                                            78,406,179
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Nike, Inc., Cl. B                                                            80,400          6,567,072
------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                     310,000         15,593,000
                                                                                        --------------
                                                                                            22,160,072
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Coca-Cola Co. (The)                                                         226,000          9,760,940
------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                               395,300         22,417,463
                                                                                        --------------
                                                                                            32,178,403
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co.                                                       256,500         13,540,635
------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  260,800         15,507,168
                                                                                        --------------
                                                                                            29,047,803
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Gillette Co.                                                                 24,200          1,408,440
------------------------------------------------------------------------------------------------------
TOBACCO--2.7%
Altria Group, Inc.                                                          959,300         70,710,003
------------------------------------------------------------------------------------------------------


1                                                  Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
ENERGY--9.6%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
Halliburton Co.                                                             750,200     $   51,403,704
------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                              142,600          9,383,080
------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                          235,600         14,444,636
                                                                                        --------------
                                                                                            75,231,420
------------------------------------------------------------------------------------------------------
OIL & GAS--6.8%
Amerada Hess Corp.                                                          127,200         17,490,000
------------------------------------------------------------------------------------------------------
Apache Corp.                                                                203,400         15,299,748
------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                 934,300         66,195,155
------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           829,500         52,706,430
------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                          274,900         12,892,810
------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                              117,100         15,904,522
                                                                                        --------------
                                                                                           180,488,665
------------------------------------------------------------------------------------------------------
FINANCIALS--18.8%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.2%
UBS AG                                                                      678,900         58,045,950
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Bank of America Corp.                                                       556,992         23,449,363
------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                         1,107,200         64,848,704
                                                                                        --------------
                                                                                            88,298,067
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.0%
American Express Co.                                                        272,500         15,652,400
------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                 464,600         36,944,992
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             611,266         27,824,828
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                             124,700         15,161,026
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      1,571,600         53,324,388
------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                            156,300         17,144,547
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                              172,300         20,069,504
                                                                                        --------------
                                                                                           186,121,685
------------------------------------------------------------------------------------------------------
INSURANCE--4.8%
AFLAC, Inc.                                                                 284,900         12,905,970
------------------------------------------------------------------------------------------------------
American International Group, Inc.                                          671,000         41,575,160
------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       140,400         13,745,160
------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                           1,285,300         41,438,072
------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                         678,400         20,277,376
                                                                                        --------------
                                                                                           129,941,738
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Countrywide Financial Corp.                                                 806,000         26,581,880
------------------------------------------------------------------------------------------------------
Freddie Mac                                                                 231,100         13,047,906
                                                                                        --------------
                                                                                            39,629,786
------------------------------------------------------------------------------------------------------
HEALTH CARE--8.7%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.2%
Amgen, Inc. 1                                                               320,200         25,510,334
------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           365,700         30,795,597
------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                          240,000         17,193,600
------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                     381,800         18,616,568
------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                            58,300          1,961,795
------------------------------------------------------------------------------------------------------


2                                                  Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Wyeth                                                                       421,300     $   19,493,551
                                                                                        --------------
                                                                                           113,571,445
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Alcon, Inc.                                                                  70,700          9,041,116
------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                35,500          2,445,595
------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                    206,300         11,717,840
------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                              881,600         34,832,016
                                                                                        --------------
                                                                                            58,036,567
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.3%
Johnson & Johnson                                                           247,600         15,668,128
------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                            233,400         11,903,400
------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      804,100         33,410,355
                                                                                        --------------
                                                                                            60,981,883
------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.5%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.5%
General Dynamics Corp.                                                       84,600         10,113,930
------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                             1,850,200         69,382,500
------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                340,500         12,945,810
------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                   529,400         27,444,096
                                                                                        --------------
                                                                                           119,886,336
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Cendant Corp.                                                             2,723,800         56,219,232
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
3M Co.                                                                      185,000         13,571,600
------------------------------------------------------------------------------------------------------
General Electric Co.                                                      1,153,600         38,841,712
                                                                                        --------------
                                                                                            52,413,312
------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Oshkosh Truck Corp.                                                         260,600         11,247,496
------------------------------------------------------------------------------------------------------
MARINE--0.5%
UTI Worldwide, Inc.                                                         164,300         12,766,110
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.3%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.6%
Avaya, Inc. 1                                                               605,100          6,232,530
------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                     2,277,000         40,826,610
------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           1,814,700         35,078,151
------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              860,700         19,012,863
------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              491,100         21,976,725
                                                                                        --------------
                                                                                           123,126,879
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. 1                                                      506,600         27,158,826
------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                               3,213,400         41,581,396
------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                 3,900            101,868
------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       335,300         26,897,766
------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                    964,200          3,779,664
                                                                                        --------------
                                                                                            99,519,520


3                                                  Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.2%
Google, Inc., Cl. A 1                                                        91,300     $   28,892,798
------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                            501,900         10,725,603
------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                              548,400         18,557,856
                                                                                        --------------
                                                                                            58,176,257
------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Cognizant Technology Solutions Corp. 1                                      296,700         13,823,253
------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                              220,600         11,018,970
                                                                                        --------------
                                                                                            24,842,223
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Broadcom Corp., Cl. A 1                                                     456,100         21,395,651
------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 424,800         10,471,320
------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                             292,300         13,176,884
------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                             333,800         14,236,570
------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     406,500         13,780,350
                                                                                        --------------
                                                                                            73,060,775
------------------------------------------------------------------------------------------------------
SOFTWARE--11.1%
Adobe Systems, Inc.                                                         471,654         14,078,872
------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                               297,400          8,246,902
------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                              339,300         15,757,092
------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                 452,300         17,911,080
------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           4,631,700        119,173,641
------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                            2,227,415         16,594,242
------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                       377,500         16,357,075
------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                          1,772,900         33,507,810
------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                     2,438,554         53,867,658
                                                                                        --------------
                                                                                           295,494,372
------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Monsanto Co.                                                                204,500         12,832,375
------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                               621,500         29,788,495
                                                                                        --------------
                                                                                            42,620,870
------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Phelps Dodge Corp.                                                          120,800         15,695,544
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
IDT Corp., Cl. B 1                                                        1,761,737         21,475,574
------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                                      349,900         11,193,301
------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         608,500         14,470,130
------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                391,400         12,794,866
                                                                                        --------------
                                                                                            59,933,871
------------------------------------------------------------------------------------------------------
UTILITIES--4.3%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.8%
AES Corp. (The) 1                                                         2,282,700         37,504,761
------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                          927,700         15,260,665
------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                          365,900         15,587,340
------------------------------------------------------------------------------------------------------


4                                                  Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
PG&E Corp.                                                                  295,500     $   11,598,375
------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                    1,340,900         20,703,496
                                                                                        --------------
                                                                                           100,654,637
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Sempra Energy                                                               308,200         14,503,892
                                                                                        --------------
Total Common Stocks (Cost $2,215,566,110)                                                2,643,654,436
                                                                          Principal
                                                                             Amount
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
------------------------------------------------------------------------------------------------------
Undivided interest of 1.55% in joint repurchase agreement
(Principal Amount/Value $1,005,525,000, with a maturity value of
$1,005,822,468) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $15,590,611 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 7/1/35, with a value of
$1,028,234,236 (Cost $15,586,000)                                       $15,586,000         15,586,000
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,231,152,110)                              99.8%     2,659,240,436
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 0.2          6,180,051
                                                                        ------------------------------
Net Assets                                                                    100.0%    $2,665,420,487
                                                                        ==============================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,241,795,592
                                              ===============

Gross unrealized appreciation                 $   469,796,863
Gross unrealized depreciation                     (52,352,019)
                                              ---------------
Net unrealized appreciation                   $   417,444,844


5                                                  Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6                                                  Oppenheimer Equity Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005